Loans and Allowance for Credit Losses - Summary of Loans Modified as TDRs (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) SecurityLoan	Dec. 31, 2021 USD ($) SecurityLoan	Dec. 31, 2020 USD ($) SecurityLoan
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	52,657	33,429	36,954
Pre-Modification Outstanding Loan Balance	$ 1,231	$ 1,214	$ 2,211
Post-Modification Outstanding Loan Balance	$ 1,218	$ 1,193	$ 2,021
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	2,259	2,156	3,423
Pre-Modification Outstanding Loan Balance	$ 148	$ 140	$ 628
Post-Modification Outstanding Loan Balance	$ 134	$ 127	$ 493
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	75	112	149
Pre-Modification Outstanding Loan Balance	$ 50	$ 193	$ 262
Post-Modification Outstanding Loan Balance	$ 47	$ 179	$ 218
Residential Mortgages [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	1,699	977	1,176
Pre-Modification Outstanding Loan Balance	$ 475	$ 329	$ 402
Post-Modification Outstanding Loan Balance	$ 476	$ 328	$ 401
Other Retail [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	2,514	2,576	4,027
Pre-Modification Outstanding Loan Balance	$ 89	$ 74	$ 117
Post-Modification Outstanding Loan Balance	$ 85	$ 67	$ 114
Credit Card [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	44,470	25,297	23,549
Pre-Modification Outstanding Loan Balance	$ 243	$ 144	$ 135
Post-Modification Outstanding Loan Balance	$ 246	$ 146	$ 136
Total Loans, Excluding Loans Purchased from GNMA Mortgage Pools [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	51,017	31,118	32,324
Pre-Modification Outstanding Loan Balance	$ 1,005	$ 880	$ 1,544
Post-Modification Outstanding Loan Balance	$ 988	$ 847	$ 1,362
Government National Mortgage Association [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	1,640	2,311	4,630
Pre-Modification Outstanding Loan Balance	$ 226	$ 334	$ 667
Post-Modification Outstanding Loan Balance	$ 230	$ 346	$ 659